Fair Value of Financial Instruments	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments	Fair Value of Financial Instruments
We recognize our fair value estimates using a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on reliability of inputs used to determine fair value as follows:

Level 1: Quoted market prices in active markets for identical assets and liabilities.
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.
Level 3: Unobservable inputs that are not corroborated by market data
The carrying value and estimated fair value of our financial instruments at June 30, 2021 and December 31, 2020 were as follows:

(In $ millions)		As at June 30, 2021		As at December 31, 2020
	Hierarchy	Fair value	Carrying value	Fair value	Carrying value
Assets
Cash and cash equivalents (1)	1	32.4	32.4	19.2	19.2
Trade receivables (1)	1	32.6	32.6	22.9	22.9
Tax retentions receivable (1)	1	5.1	5.1	10.5	10.5
Other current assets (excluding deferred costs) (1)	1	14.9	14.9	14.9	14.9
Due from related parties (1)	1	30.2	30.2	34.9	34.9
Liabilities
Trade payables (1)	1	16.7	16.7	20.4	20.4
Accruals and other current liabilities (1)	1	80.7	80.7	75.6	75.6
Long-term debt (2)	2	1,686.6	1,910.9	1,609.8	1,906.2
Guarantees issued to equity method investments (3)	3	5.9	5.9	5.9	5.9
(1) The carrying values approximate the fair values due to their short-term nature and near term expected receipt of cash.
(2) Long-term debt includes our 3.875% convertible bond due in 2023 which is fair valued using observable market based inputs.
(3) Guarantees issued to equity method investments has been valued utilizing the inferred debt market method and subsequently mapped to an alpha category credit score, adjusting for country risk and probability of default (see note 6).
Assets Measured at Fair Value on a Non-Recurring Basis
At December 31, 2020, the rig "Balder" was classified as held for sale and sold in February 2021. The Company measured the rig at fair value of $5.0 million on June 30, 2020, which was determined using level 3 inputs based on a combination of an income approach, using projected discounted cash flows an estimated sale or scrap value which require significant judgements.